SHARE CAPITAL AND SHARE BASED COMPENSATION -RSUs (Details) - Restricted Stock Units (RSUs) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period (in years)	4 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Non vested RSU's starting balance (in shares)	112,448
Granted during the year (in shares)	105,746
Vested during the year (in shares)	(30,503)
Forfeited in period (in shares)	(6,863)
Non vested RSU's ending balance (in shares)	180,828	112,448
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Intrinsic Value, Amount Per Share [Abstract]
Non vested RSU's (in dollars per share)		$ 12.4
Granted during the year (in dollars per share)	$ 12.5
Vested during the year (in dollars per share)	12.5
Forfeited during the year (in dollars per share)	$ 12.4
Weighted average remaining contractual term (years)		3 years
Weighted average remaining contractual term, granted during the period (years)	4 years
Unrecognized compensation cost, restricted stock units	$ 1.9	$ 0.2
Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Intrinsic Value, Amount Per Share [Abstract]
Weighted average period of recognition for unrecognized compensation cost	3 years
Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Intrinsic Value, Amount Per Share [Abstract]
Weighted average period of recognition for unrecognized compensation cost	4 years